Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables and contract assets
Summary of Financial Assets

Trade receivables	As of December 31,
in €‘000	2025	2024
Trade receivables	110,747	88,719
Allowance for expected credit losses	(17,195)	(11,613)
Total	93,552	77,106

Contract assets	As of December 31,
in €‘000	2025	2024
Contract assets	123,866	94,686
Allowance for expected credit losses	(410)	(1,124)
Total	123,456	93,562

Summary of expected credit losses for Trade receivables and contract assets

in €‘000	2025	2024
Balance as of January 1,	(12,737)	(9,966)
Provision for expected credit losses	(8,248)	(7,402)
Net amounts recovered	—	1,086
Write-offs	3,127	3,674
Other	253	(129)
Balance as of December 31,	(17,605)	(12,737)